Financial Instruments with Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Unused Lines of Credit [Member]
Debt Instrument [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 50,889	$ 41,326
Letter of Credit [Member]
Debt Instrument [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	12,397	9,676
Unfunded loan commitments [Member]
Debt Instrument [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	$ 64,375	$ 34,464